SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid expenses and other (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deductible Value Added Tax ("VAT")	$ 1.2	$ 0.9